UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA      08/14/2012
-------------------------     -----------------      --------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    47
                                          ------------
Form 13F Information Table Value Total:    789,211
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
AMYLIN PHARMACEUTICALS INC    COM    032346108    1,351     47,907  SH       Shared-defined            0     47,907   0
APPLE INC                     COM    037833100   55,057     94,275  SH       Shared-defined            0     94,275   0
AUTOZONE INC                  COM    053332102   15,463     42,114  SH       Shared-defined            0     42,114   0
BANK OF AMERICA CORPORATION   COM    060505104   11,667  1,426,285  SH       Shared-defined            0  1,426,285   0
BROOKDALE SR LIVING INC       COM    112463104   10,204    575,178  SH       Shared-defined            0    575,178   0
COMMUNITY HEALTH SYS INC NEW  COM    203668108   10,548    376,310  SH       Shared-defined            0    376,310   0
COOPER COS INC                COM
                              NEW    216648402    2,112     26,480  SH       Shared-defined            0     26,480   0
CUMMINS INC                   COM    231021106    4,937     50,949  SH       Shared-defined            0     50,949   0
DOLLAR GEN CORP NEW           COM    256677105    4,762     87,560  SH       Shared-defined            0     87,560   0
EATON CORP                    COM    278058102    9,310    234,921  SH       Shared-defined            0    234,921   0
EBAY INC                      COM    278642103    9,282    220,948  SH       Shared-defined            0    220,948   0
EXPRESS SCRIPTS HLDG CO       COM    30219G108   35,380    633,706  SH       Shared-defined            0    633,706   0
F5 NETWORKS INC               COM    315616102   14,024    140,855  SH       Shared-defined            0    140,855   0
FAMILY DLR STORES INC         COM    307000109    5,330     80,180  SH       Shared-defined            0     80,180   0
FOREST LABS INC               CALL   345838906       20    134,600  SH Call  Shared-defined            0    134,600   0
GAP INC DEL                   COM    364760108   16,320    596,482  SH       Shared-defined            0    596,482   0
GILEAD SCIENCES INC           COM    375558103   61,333  1,196,037  SH       Shared-defined            0  1,196,037   0
HEALTH NET INC                COM    42222G108   11,315    466,224  SH       Shared-defined            0    466,224   0
HUMANA INC                    COM    444859102    1,354     17,484  SH       Shared-defined            0     17,484   0
INGERSOLL-RAND PLC            SHS    G47791101   25,455    603,479  SH       Shared-defined            0    603,479   0
LOWES COS INC                 COM    548661107   48,389  1,701,426  SH       Shared-defined            0  1,701,426   0
MAGELLAN HEALTH SVCS INC      COM
                              NEW    559079207    3,113     68,666  SH       Shared-defined            0     68,666   0
MEDIVATION INC                COM    58501N101   23,149    253,273  SH       Shared-defined            0    253,273   0
MOLINA HEALTHCARE INC         COM    60855R100   18,253    778,039  SH       Shared-defined            0    778,039   0
ONYX PHARMACEUTICALS INC      COM    683399109   20,664    310,971  SH       Shared-defined            0    310,971   0
OREXIGEN THERAPEUTICS INC     COM    686164104    6,509  1,174,843  SH       Shared-defined            0  1,174,843   0
PFIZER INC                    COM    717081103   65,592  2,851,847  SH       Shared-defined            0  2,851,847   0
PHH CORP                      NOTE
                              4.000%
                              9/0    693320AN3    4,657  4,663,000 PRN       Shared-defined            0  4,663,000   0
PSS WORLD MED INC             COM    69366A100    3,394    161,697  SH       Shared-defined            0    161,697   0
QUESTCOR PHARMACEUTICALS INC  COM    74835Y101   18,454    346,622  SH       Shared-defined            0    346,622   0
RED HAT INC                   COM    756577102   14,157    250,663  SH       Shared-defined            0    250,663   0
RESEARCH IN MOTION LTD        PUT    760975952      371    140,800  SH Put   Shared-defined            0    140,800   0
ROCKWELL AUTOMATION INC       COM    773903109   24,677    373,551  SH       Shared-defined            0    373,551   0
SALESFORCE COM INC            COM    79466L302   33,596    242,988  SH       Shared-defined            0    242,988   0
SPDR GOLD TRUST               CALL   78463V907       52    448,800  SH Call  Shared-defined            0    448,800   0
STANLEY BLACK & DECKER INC    COM    854502101   18,868    293,165  SH       Shared-defined            0    293,165   0
SUNTRUST BKS INC              COM    867914103   21,062    869,242  SH       Shared-defined            0    869,242   0
TEXTRON INC                   COM    883203101   21,002    844,460  SH       Shared-defined            0    844,460   0
THERMO FISHER SCIENTIFIC INC  COM    883556102   14,194    273,443  SH       Shared-defined            0    273,443   0
UNIVERSAL AMERN CORP NEW      COM    91338E101    3,626    344,337  SH       Shared-defined            0    344,337   0
VERTEX PHARMACEUTICALS INC    COM    92532F100   18,365    328,424  SH       Shared-defined            0    328,424   0
VOLCANO CORPORATION           COM    928645100    2,721     94,967  SH       Shared-defined            0     94,967   0
WATSON PHARMACEUTICALS INC    COM    942683103   34,559    467,073  SH       Shared-defined            0    467,073   0
WELLCARE HEALTH PLANS INC     COM    94946T106   18,893    356,480  SH       Shared-defined            0    356,480   0
WYNDHAM WORLDWIDE CORP        COM    98310W108   29,763    564,334  SH       Shared-defined            0    564,334   0
YUM BRANDS INC                COM    988498101   13,848    214,966  SH       Shared-defined            0    214,966   0
ZIMMER HLDGS INC              COM    98956P102    2,059     31,997  SH       Shared-defined            0     31,997   0